Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues

9. Revenues

The Partnership has recognized the following amounts relating to revenues:

	For the year ended
	December 31,
	2022	2023	2024
Revenues from long-term time charters	183,232	164,257	184,177
Revenues from spot time charters	187,802	233,581	172,085
Total	371,034	397,838	356,262

The Partnership defines long-term time charters as charter party agreements with an initial duration of more than three years (excluding any optional periods), while all charter party agreements of an initial duration of less than (or equal to) three years (excluding any optional periods) are classified as spot time charters.

The technical management service components of revenues from time charters (Revenues from long-term time charters and Revenues from spot time charters) for the years ended December 31, 2022, 2023 and 2024 were $78,149, $69,321 and $72,684, respectively. These figures are not readily quantifiable as the Partnership’s contracts (under time charter arrangements) do not separate these components. The service component amounts are estimated based on the amounts of the vessel operating expenses for each year applying the “cost plus margin” approach.

Payments received include payments for the service components in these time charter arrangements.